EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 17, 2014 (Accession No. 0001193125-14-445328), to the Prospectus and Statement of Additional Information dated October 1, 2014, for the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, each a series of DBX ETF Trust.